Quarterly Holdings Report
for

Fidelity® GNMA Fund

April 30, 2021

MOG-QTLY-0621
1.800337.117

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 0.3%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 0.3%
U.S. Treasury Notes 1.25% 4/30/28 (a)
(Cost $13,955)	14,006	13,951

U.S. Government Agency - Mortgage Securities - 96.0%
Fannie Mae - 0.1%
12 month U.S. LIBOR + 1.460% 2.017% 1/1/35 (b)(c)	43	45
12 month U.S. LIBOR + 1.480% 2.423% 7/1/34 (b)(c)	12	13
12 month U.S. LIBOR + 1.530% 1.91% 3/1/36 (b)(c)	44	46
12 month U.S. LIBOR + 1.620% 2.116% 3/1/33 (b)(c)	56	58
12 month U.S. LIBOR + 1.630% 2.306% 5/1/35 (b)(c)	142	149
12 month U.S. LIBOR + 1.640% 2.096% 6/1/47 (b)(c)	91	97
12 month U.S. LIBOR + 1.670% 2.376% 11/1/36 (b)(c)	77	81
12 month U.S. LIBOR + 1.710% 2.722% 8/1/35 (b)(c)	153	161
12 month U.S. LIBOR + 1.890% 2.922% 8/1/35 (b)(c)	91	96
6 month U.S. LIBOR + 1.510% 1.76% 2/1/33 (b)(c)	9	9
6 month U.S. LIBOR + 1.530% 1.785% 12/1/34 (b)(c)	21	22
6 month U.S. LIBOR + 1.530% 1.785% 3/1/35 (b)(c)	25	26
6 month U.S. LIBOR + 1.550% 1.8% 9/1/33 (b)(c)	192	200
6 month U.S. LIBOR + 1.550% 1.8% 10/1/33 (b)(c)	9	9
6 month U.S. LIBOR + 1.560% 1.815% 7/1/35 (b)(c)	15	15
U.S. TREASURY 1 YEAR INDEX + 2.180% 2.416% 7/1/36 (b)(c)	53	56
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.417% 10/1/33 (b)(c)	24	25
U.S. TREASURY 1 YEAR INDEX + 2.460% 2.883% 7/1/34 (b)(c)	315	331
U.S. TREASURY 1 YEAR INDEX + 2.460% 3.759% 9/1/34 (b)(c)	229	241
3% 2/1/33 to 3/1/33	3,445	3,645
8.5% 12/1/27	22	24
9.5% 9/1/30	9	11
		5,360
Freddie Mac - 0.3%
12 month U.S. LIBOR + 1.510% 2.015% 11/1/35 (b)(c)	38	40
12 month U.S. LIBOR + 1.600% 2.6% 7/1/35 (b)(c)	47	50
12 month U.S. LIBOR + 1.860% 2.528% 8/1/34 (b)(c)	80	84
12 month U.S. LIBOR + 1.860% 3.614% 4/1/36 (b)(c)	57	61
12 month U.S. LIBOR + 1.960% 2.851% 6/1/33 (b)(c)	325	343
12 month U.S. LIBOR + 2.040% 2.568% 3/1/33 (b)(c)	2	2
6 month U.S. LIBOR + 1.580% 1.83% 12/1/35 (b)(c)	6	6
6 month U.S. LIBOR + 1.880% 2.154% 10/1/36 (b)(c)	179	188
6 month U.S. LIBOR + 1.990% 2.302% 10/1/35 (b)(c)	74	78
U.S. TREASURY 1 YEAR INDEX + 2.030% 2.764% 6/1/33 (b)(c)	158	166
U.S. TREASURY 1 YEAR INDEX + 2.230% 2.381% 12/1/35 (b)(c)	685	725
U.S. TREASURY 1 YEAR INDEX + 2.260% 2.783% 6/1/33 (b)(c)	240	252
U.S. TREASURY 1 YEAR INDEX + 2.430% 2.655% 3/1/35 (b)(c)	514	542
3% 2/1/34 to 4/1/34	9,912	10,461
		12,998
Ginnie Mae - 95.6%
3% 5/15/27 to 12/20/50 (d)	849,483	894,225
3.7% 10/15/42	5,765	6,308
4% 5/15/44	1,621	1,787
4.5% 7/15/33 to 10/20/41	86,898	98,345
4.75% 7/15/40	565	651
4.875% 9/15/39 to 12/15/39	4,582	5,213
5.09% 4/15/36 to 11/15/36	3,919	4,433
5.15% 2/15/36 to 4/15/36	364	412
5.2% 7/15/36	58	66
5.25% 4/15/36 to 4/15/37	408	464
5.39% 5/15/36	135	154
5.45% 2/15/37	522	600
5.5% 7/20/24 to 2/20/42	5,724	6,585
5.6% 11/15/36	207	240
5.65% 4/15/37	76	87
5.85% 1/15/37	59	68
6.45% 1/15/32 to 8/15/32	187	216
6.5% 7/15/23 to 1/15/39	4,940	5,731
7% to 7% 4/15/22 to 9/20/34	9,660	11,111
7.25% 9/15/27	29	33
7.5% to 7.5% 2/15/22 to 9/20/32	3,607	4,121
8% 12/15/21 to 9/15/31	916	1,039
8.5% 12/15/21 to 2/15/31	128	153
9% 6/15/21 to 5/15/30	8	8
2% 4/20/51	101,800	103,966
2% 5/1/51 (e)	52,900	53,971
2% 5/1/51 (e)	63,250	64,531
2% 5/1/51 (e)	78,200	79,783
2% 5/1/51 (e)	62,550	63,816
2% 5/1/51 (e)	54,400	55,501
2% 5/1/51 (e)	26,700	27,241
2% 5/1/51 (e)	18,000	18,364
2% 5/1/51 (e)	6,700	6,836
2% 6/1/51 (e)	76,400	77,819
2.25% 5/20/50	3,008	3,099
2.375% 5/20/50	1,749	1,810
2.5% 3/15/28 to 1/20/51	293,853	306,217
2.5% 5/1/51 (e)	141,800	147,409
2.5% 5/1/51 (e)	106,250	110,453
2.5% 5/1/51 (e)	23,800	24,741
2.5% 6/1/51 (e)	83,700	86,834
2.625% 5/20/50	5,569	5,799
2.75% 5/20/50	2,066	2,155
3% 5/1/51 (e)	28,400	29,715
3% 5/1/51 (e)	18,700	19,566
3% 5/1/51 (e)	12,000	12,556
3% 5/1/51 (e)	8,000	8,370
3% 5/1/51 (e)	22,650	23,699
3% 5/1/51 (e)	10,400	10,882
3% 5/1/51 (e)	27,300	28,564
3% 5/1/51 (e)	32,300	33,796
3% 6/1/51 (e)	16,000	16,741
3% 6/1/51 (e)	129,000	134,974
3.25% 2/20/41 to 7/20/46	1,843	1,932
3.375% 5/20/50	1,045	1,104
3.5% to 3.5% 9/15/26 to 5/20/50 (a)(f)	542,697	589,360
3.5% 5/1/51 (e)	16,600	17,599
3.5% 5/1/51 (e)	2,700	2,863
3.5% 5/1/51 (e)	8,100	8,588
3.5% 5/1/51 (e)	79,600	84,391
3.5% 5/1/51 (e)	25,950	27,512
3.5% 5/1/51 (e)	27,350	28,996
3.5% 5/1/51 (e)	16,200	17,175
3.5% 5/1/51 (e)	55,600	58,947
3.5% 5/1/51 (e)	44,800	47,497
3.5% 6/1/51 (e)	17,650	18,710
3.74% 7/20/42 to 8/20/42	805	882
3.75% 10/20/41 to 7/20/47	22,474	24,310
4% 2/20/33 to 1/20/50	324,898	356,212
4.25% 1/20/46	479	524
5% 6/20/29 to 7/20/48	71,441	80,713
5.35% 4/20/29 to 12/20/30	6,098	6,747
5.75% 9/20/39 to 9/20/40	9,290	10,739
6% to 6% 12/15/23 to 3/15/39	8,746	10,055
		3,996,114
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $3,936,746)		4,014,472

Collateralized Mortgage Obligations - 17.0%
U.S. Government Agency - 17.0%
Fannie Mae:
planned amortization class Series G93-32 Class PJ, 6.75% 9/25/23	$433	$457
Series 2016-3 Class IP, 4% 2/25/46 (g)	28,528	4,817
Series 2016-78 Class IO, 3.5% 11/25/46 (g)	7,120	1,222
Series 2017-74 Class SH, 6.200% - 1 month U.S. LIBOR 6.0939% 10/25/47 (b)(g)(h)	24,967	4,698
Fannie Mae Stripped Mortgage-Backed Securities:
Series 331 Class 12, 6.5% 2/25/33 (b)(g)	150	30
Series 339 Class 5, 5.5% 7/25/33 (g)	191	35
Series 343 Class 16, 5.5% 5/25/34 (g)	168	28
Freddie Mac:
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	407	480
Series 40 Class K, 6.5% 8/17/24	48	51
sequential payer Series 2204 Class N, 7.5% 12/20/29	729	851
Series 2018-4763 Class SC, 6.200% - 1 month U.S. LIBOR 6.0854% 8/15/47 (b)(g)(h)	12,602	2,070
Ginnie Mae Series 2011-93 Class SA, 6.660% - 1 month U.S. LIBOR 6.5441% 7/20/41 (b)(g)(h)	10,602	2,477
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 6.5744% 6/16/37 (b)(g)(h)	935	204
Series 2008-51 Class FE, 1 month U.S. LIBOR + 0.750% 0.8656% 6/16/38 (b)(c)	209	213
Series 2008-57 Class AF, 1 month U.S. LIBOR + 0.580% 0.6959% 7/20/38 (b)(c)	616	626
Series 2010-130 Class KF, 1 month U.S. LIBOR + 0.650% 0.7656% 10/16/40 (b)(c)	1,272	1,294
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 0.6591% 3/20/60 (b)(c)(i)	13,256	13,322
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 0.4391% 7/20/60 (b)(c)(i)	9,048	9,054
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 0.4084% 9/20/60 (b)(c)(i)	10,973	10,971
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 0.4084% 8/20/60 (b)(c)(i)	11,028	11,027
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 0.4884% 12/20/60 (b)(c)(i)	3,767	3,774
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 0.6084% 12/20/60 (b)(c)(i)	4,761	4,780
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 0.6084% 2/20/61 (b)(c)(i)	1,555	1,560
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 0.5984% 2/20/61 (b)(c)(i)	9,399	9,427
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 0.6084% 4/20/61 (b)(c)(i)	4,084	4,101
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 0.6084% 5/20/61 (b)(c)(i)	5,990	6,015
Class FC, 1 month U.S. LIBOR + 0.500% 0.6084% 5/20/61 (b)(c)(i)	4,715	4,735
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 0.6384% 6/20/61 (b)(c)(i)	5,845	5,872
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 0.7084% 10/20/61 (b)(c)(i)	6,597	6,638
Series 2012-48 Class FA, 1 month U.S. LIBOR + 0.350% 0.4656% 4/16/42 (b)(c)	441	445
Series 2012-76 Class GF 1 month U.S. LIBOR + 0.300% 0.4156% 6/16/42 (b)(c)	511	513
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 0.8084% 11/20/61 (b)(c)(i)	6,345	6,398
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 0.8084% 1/20/62 (b)(c)(i)	4,282	4,315
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 0.7384% 1/20/62 (b)(c)(i)	6,250	6,293
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 0.7384% 3/20/62 (b)(c)(i)	4,119	4,143
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 0.7584% 5/20/61 (b)(c)(i)	49	49
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 0.6384% 7/20/60 (b)(c)(i)	94	94
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 0.3884% 5/20/63 (b)(c)(i)	68	68
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 0.3084% 4/20/63 (b)(c)(i)	56	56
Series 2016-12 Class FA, 1 month U.S. LIBOR + 0.350% 0.4659% 1/20/46 (b)(c)	1,443	1,447
Series 2019-143 Class CF, 1 month U.S. LIBOR + 0.450% 0.5659% 11/20/49 (b)(c)	50,101	50,504
Series 2019-42 Class FK, 1 month U.S. LIBOR + 0.450% 0.5659% 4/20/49 (b)(c)	8,824	8,899
Series 2019-45 Class KF, 1 month U.S. LIBOR + 0.500% 0.6159% 4/20/49 (b)(c)	35,472	35,825
floater planned amortization class:
Series 2020-18 Class GF, 1 month U.S. LIBOR + 0.450% 0.5659% 2/20/50 (b)(c)	20,965	21,121
Series 2020-76 Class KF, 1 month U.S. LIBOR + 0.400% 0.5159% 5/20/50 (b)(c)	52,390	52,642
planned amortization class:
Series 2003-74 Class PZ, 5.5% 8/20/33	4,257	4,816
Series 2004-19 Class DP, 5.5% 3/20/34	7	7
Series 2005-24 Class TC, 5.5% 3/20/35	2,854	3,207
Series 2005-57 Class PB, 5.5% 7/20/35	4,297	4,907
Series 2006-50 Class JC, 5% 6/20/36	1,210	1,294
Series 2010-117 Class E, 3% 10/20/39	2,103	2,120
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 9.7682% 12/20/40 (b)(h)	3,655	4,257
Series 2010-160 Class MX, 4.5% 8/20/39	1,101	1,108
Series 2011-136 Class WI, 4.5% 5/20/40 (g)	501	43
Series 2015-24 Class PI, 3.5% 2/20/45 (g)	13,603	2,051
Series 2016-69 Class WA, 3% 2/20/46	1,772	1,880
Series 2017-134 Class BA, 2.5% 11/20/46	758	793
Series 2017-139 Class K, 3% 8/20/47	31,203	32,916
Series 2017-153 Class GA, 3% 9/20/47	5,237	5,538
Series 2017-182 Class KA, 3% 10/20/47	4,352	4,592
Series 2018-13 Class Q, 3% 4/20/47	6,282	6,611
sequential payer:
Series 2003-75 Class ZA, 5.5% 9/20/33	1,253	1,426
Series 2004-24 Class ZM, 5% 4/20/34	2,693	2,996
Series 2004-46 Class BZ, 6% 6/20/34	1,598	1,858
Series 2004-86 Class G, 6% 10/20/34	6,273	7,563
Series 2005-26 Class ZA, 5.5% 1/20/35	11,891	13,564
Series 2005-47 Class ZY, 6% 6/20/35	8,359	9,628
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	1,192
Series 2005-82 Class JV, 5% 6/20/35	2,322	2,616
Series 2006-2 Class Z, 5.5% 1/20/36	5,244	5,988
Series 2010-160 Class DY, 4% 12/20/40	24,165	26,182
Series 2010-168 Class BG, 4% 4/20/40	8,757	9,503
Series 2010-170 Class B, 4% 12/20/40	3,847	4,169
Series 2011-21 Class SB, 9.500% - 1 month U.S. LIBOR 9.2687% 2/16/41 (b)(h)	8,959	10,286
Series 2011-29 Class BV, 5% 5/20/40	7,624	7,733
Series 2011-72 Class SE, 7.420% - 1 month U.S. LIBOR 7.2581% 5/16/41 (b)(h)	15,491	17,238
Series 2017-139 Class BA, 3% 9/20/47	8,729	9,300
Series 2018-H12 Class HA, 3.25% 8/20/68 (i)	20,381	21,434
Series 2004-32:
Class GS, 6.500% - 1 month U.S. LIBOR 6.3844% 5/16/34 (b)(g)(h)	300	57
Class SG, 6.500% - 1 month U.S. LIBOR 6.3841% 3/20/33 (b)(g)(h)	4,303	733
Series 2004-59 Class SC, 7.200% - 1 month U.S. LIBOR 7.0844% 8/16/34 (b)(g)(h)	1,704	383
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 7.0844% 8/17/34 (b)(g)(h)	537	121
Series 2005-13 Class SA, 6.800% - 1 month U.S. LIBOR 6.6841% 2/20/35 (b)(g)(h)	3,052	645
Series 2005-6 Class EY, 5.5% 11/20/33	1,016	1,184
Series 2005-82 Class NS, 6.300% - 1 month U.S. LIBOR 6.1841% 7/20/34 (b)(g)(h)	3,096	628
Series 2006-13 Class DS, 11.100% - 1 month U.S. LIBOR 10.9262% 3/20/36 (b)(h)	3,059	3,850
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 39.5062% 6/16/37 (b)(h)	830	1,493
Series 2009-13 Class E, 4.5% 3/16/39	2,608	2,907
Series 2009-42 Class AY, 5% 6/16/37	1,775	1,991
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 5.8344% 2/16/40 (b)(g)(h)	2,219	373
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 0.4391% 5/20/60 (b)(c)(i)	5,719	5,722
Series 2011-52 Class HI, 7% 4/16/41 (g)	436	85
Series 2011-54 Class SA, 6.000% - 1 month U.S. LIBOR 5.8841% 4/20/41 (b)(g)(h)	5,195	1,032
Series 2012-103 Class IL, 3% 8/20/27 (g)	15,774	915
Series 2012-75 Class SA, 6.050% - 1 month U.S. LIBOR 5.9341% 6/20/42 (b)(g)(h)	9,510	2,040
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 6.5844% 6/16/42 (b)(g)(h)	1,552	322
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 8.5122% 4/20/39 (b)(h)	295	308
Class ST, 8.800% - 1 month U.S. LIBOR 8.6455% 8/20/39 (b)(h)	309	315
Series 2013-149 Class MA, 2.5% 5/20/40	24,767	25,573
Series 2013-182 Class IQ, 4.5% 12/16/43 (g)	4,669	875
Series 2013-39 Class GS, 9.500% - 1 month U.S. LIBOR 9.2682% 3/20/41 (b)(h)	21,102	24,182
Series 2014-133 Class IB, 5% 9/20/44 (g)	4,493	869
Series 2014-146 Class EI, 5% 10/20/44 (g)	8,575	1,665
Series 2014-154 Class IO, 5% 10/20/44 (g)	1,734	335
Series 2014-158 Class ID, 5% 10/20/44 (g)	7,439	1,506
Series 2014-178 Class IO, 5% 11/20/44 (g)	10,634	2,050
Series 2014-2 Class BA, 3% 1/20/44	5,503	5,830
Series 2014-21 Class HA, 3% 2/20/44	2,135	2,256
Series 2014-25 Class HC, 3% 2/20/44	3,508	3,687
Series 2014-5 Class A, 3% 1/20/44	3,140	3,306
Series 2015-117 Class KI, 5% 8/20/45 (g)	10,390	2,001
Series 2015-14 Class IO, 5% 10/20/44 (g)	11,841	2,294
Series 2015-79 Class IC, 5% 5/20/45 (g)	5,568	1,087
Series 2015-H21:
Class HZ, 4.4069% 6/20/63 (b)(i)	1,619	1,719
Class JZ, 4.1539% 6/20/65 (b)(i)	683	721
Series 2016-146 Class AL, 5.8258% 5/20/40 (b)	3,084	3,625
Series 2016-17 Class A, 3% 2/16/46	20,680	21,788
Series 2016-171 Class BI, 5% 10/20/44 (g)	10,459	2,031
Series 2017-186 Class HK, 3% 11/16/45	10,440	11,007
Series 2017-75 Class PT, 5.7442% 4/20/47 (b)	12,941	15,159
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.43% 8/20/66 (b)(c)(i)	17,552	17,386
		708,513
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $694,784)		708,513

Commercial Mortgage Securities - 1.2%
Freddie Mac floater:
Series 2021-F108 Class A/S, UNITED STATES 30 DAY AVERAGE S + 0.250% 0.2647% 2/25/31 (b)(c)	22,500	22,521
Series 2021-F109 Class A/S, UNITED STATES 30 DAY AVERAGE S + 0.240% 0.26% 3/25/31 (b)(c)	27,500	27,500
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities:
sequential payer Series 2001-58 Class X, 0.4902% 9/16/41 (b)(g)	365	0
Series 2001-12 Class X, 0.643% 7/16/40 (b)(g)	105	0
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2002-81 Class IO, 1.0007% 9/16/42 (b)(g)	1,656	1
Series 2002-62 Class IO, 1.0829% 8/16/42 (b)(g)	1,622	1
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $56,192)		50,023
	Shares	Value (000s)

Money Market Funds - 17.3%
Fidelity Cash Central Fund 0.04% (j)
(Cost $724,528)	724,383,478	724,528

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.78% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/15/24	50,900	$1,849
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to pay semi-annually a fixed rate of 2.313% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	19,900	431

TOTAL PUT OPTIONS			2,280

Call Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.78% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/15/24	50,900	974
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to receive semi-annually a fixed rate of 2.313% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	19,900	661

TOTAL CALL OPTIONS			1,635

TOTAL PURCHASED SWAPTIONS
(Cost $4,078)			3,915
TOTAL INVESTMENT IN SECURITIES - 131.9%
(Cost $5,430,283)			5,515,402
NET OTHER ASSETS (LIABILITIES) - (31.9)%			(1,334,701)
NET ASSETS - 100%			$4,180,701

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Ginnie Mae
2% 5/1/51	$(76,400)	$(77,947)
2.5% 5/1/51	(83,700)	(87,011)
3% 5/1/51	(16,000)	(16,741)
3.5% 5/1/51	(56,800)	(60,219)
3.5% 5/1/51	(25,100)	(26,611)
3.5% 5/1/51	(25,100)	(26,611)
3.5% 5/1/51	(25,950)	(27,512)
3.5% 5/1/51	(17,650)	(18,712)
TOTAL TBA SALE COMMITMENTS
(Proceeds $340,861)		$(341,364)

Securities Sold Short - 0.0%

Written Swaptions
	Expiration Date	Notional Amount	Value (000s)
Put Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.27% and receive quarterly a floating rate based on 3-month LIBOR, expiring November 2030	11/25/25	10,100	$(609)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.2925% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2032	1/13/22	28,800	(1,553)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.684% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/27/25	58,000	(2,400)
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay semi-annually a fixed rate of 1.57% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2022	2/16/22	96,900	(3,661)

TOTAL PUT SWAPTIONS			(8,223)

Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.27% and pay quarterly a floating rate based on 3-month LIBOR, expiring November 2030	11/25/25	10,100	(120)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.2925% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2032	1/13/22	28,800	(197)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.684% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/27/25	58,000	(1,008)
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive semi-annually a fixed rate of 1.57% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2022	2/16/22	96,900	(1,459)

TOTAL CALL SWAPTIONS			(2,784)

TOTAL WRITTEN SWAPTIONS			$(11,007)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,967	June 2021	$259,705	$3,669	$3,669
CBOT 2-Year U.S. Treasury Note Contracts (United States)	914	June 2021	201,773	141	141
CBOT Long Term U.S. Treasury Bond Contracts (United States)	74	June 2021	11,637	77	77
TOTAL FUTURES CONTRACTS					$3,887

The notional amount of futures sold as a percentage of Net Assets is 11.3%

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
0.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2023	$105,673	$(19)	$0	$(19)
0.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2026	76,500	(71)	0	(71)
0.75%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2028	3,853	(15)	0	(15)
3-month LIBOR(3)	Quarterly	1%	Semi - annual	LCH	Sep. 2031	14,682	110	0	110
1.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2051	4,704	(96)	0	(96)

TOTAL INTEREST RATE SWAPS							$(91)	$0	$(91)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,801,000.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security has been segregated as collateral for open options. At period end, the value of securities pledged amounted to $1,275,000.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $2,817,000.

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$493
Total	$493

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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